Allowance for credit losses - Allowance Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Losses
Beginning balance	$ 896,250	$ 477,708
Impact of adopting CECL		315,107
Provision for credit losses (benefit)	(183,345)	282,336
Initial allowance for credit losses - PCD Loans	3,142	7,512
Charge-offs	(135,177)	(259,331)
Recoveries	114,496	72,918
Ending balance	695,366	896,250
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	15,851	8,717
Impact of adopting CECL		(5,460)
Provision for credit losses (benefit)	(7,954)	12,594
Balance at end of period	7,897	15,851
Construction
Financing Receivable, Allowance for Credit Losses
Beginning balance	14,237	4,840
Impact of adopting CECL		(2,923)
Provision for credit losses (benefit)	(6,297)	11,655
Initial allowance for credit losses - PCD Loans	0	0
Charge-offs	(7,143)	(1,509)
Recoveries	5,566	2,174
Ending balance	6,363	14,237
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	9,079	419
Impact of adopting CECL		397
Provision for credit losses (benefit)	(4,354)	8,263
Balance at end of period	4,725	9,079
Mortgages
Financing Receivable, Allowance for Credit Losses
Beginning balance	215,716	121,108
Impact of adopting CECL		96,512
Provision for credit losses (benefit)	(61,633)	10,209
Initial allowance for credit losses - PCD Loans	3,142	7,512
Charge-offs	(18,261)	(30,139)
Recoveries	15,514	10,514
Ending balance	154,478	215,716
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	0	0
Impact of adopting CECL		0
Provision for credit losses (benefit)	0	0
Balance at end of period	0	0
Commercial
Financing Receivable, Allowance for Credit Losses
Beginning balance	333,380	147,620
Impact of adopting CECL		91,930
Provision for credit losses (benefit)	(137,122)	108,504
Initial allowance for credit losses - PCD Loans	0	0
Charge-offs	(18,357)	(29,809)
Recoveries	37,904	15,135
Ending balance	215,805	333,380
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	6,666	830
Impact of adopting CECL		1,611
Provision for credit losses (benefit)	(3,531)	4,225
Balance at end of period	3,135	6,666
Leasing
Financing Receivable, Allowance for Credit Losses
Beginning balance	16,863	10,768
Impact of adopting CECL		(713)
Provision for credit losses (benefit)	2,094	14,172
Initial allowance for credit losses - PCD Loans	0	0
Charge-offs	(4,637)	(10,447)
Recoveries	3,258	3,083
Ending balance	17,578	16,863
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	0	0
Impact of adopting CECL		0
Provision for credit losses (benefit)	0	0
Balance at end of period	0	0
Consumer
Financing Receivable, Allowance for Credit Losses
Beginning balance	316,054	193,372
Impact of adopting CECL		130,301
Provision for credit losses (benefit)	19,613	137,796
Initial allowance for credit losses - PCD Loans	0	0
Charge-offs	(86,779)	(187,427)
Recoveries	52,254	42,012
Ending balance	301,142	316,054
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	106	7,468
Impact of adopting CECL		(7,468)
Provision for credit losses (benefit)	(69)	106
Balance at end of period	37	106
Puerto Rico
Financing Receivable, Allowance for Credit Losses
Beginning balance	739,750	432,651
Impact of adopting CECL		270,368
Provision for credit losses (benefit)	(129,018)	205,865
Initial allowance for credit losses - PCD Loans	3,142	7,512
Charge-offs	(124,140)	(238,281)
Recoveries	104,428	61,635
Ending balance	594,162	739,750
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	9,523	8,439
Impact of adopting CECL		(6,494)
Provision for credit losses (benefit)	(5,384)	7,578
Balance at end of period	4,139	9,523
Puerto Rico | Construction
Financing Receivable, Allowance for Credit Losses
Beginning balance	4,871	574
Impact of adopting CECL		115
Provision for credit losses (benefit)	(1,533)	3,228
Initial allowance for credit losses - PCD Loans	0	0
Charge-offs	(6,620)	0
Recoveries	4,923	954
Ending balance	1,641	4,871
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	4,610	294
Impact of adopting CECL		(185)
Provision for credit losses (benefit)	(2,222)	4,501
Balance at end of period	2,388	4,610
Puerto Rico | Mortgages
Financing Receivable, Allowance for Credit Losses
Beginning balance	195,557	116,281
Impact of adopting CECL		86,081
Provision for credit losses (benefit)	(57,684)	5,318
Initial allowance for credit losses - PCD Loans	3,142	7,512
Charge-offs	(17,656)	(30,080)
Recoveries	14,927	10,445
Ending balance	138,286	195,557
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	0	0
Impact of adopting CECL		0
Provision for credit losses (benefit)	0	0
Balance at end of period	0	0
Puerto Rico | Commercial
Financing Receivable, Allowance for Credit Losses
Beginning balance	225,323	131,063
Impact of adopting CECL		62,393
Provision for credit losses (benefit)	(91,695)	48,756
Initial allowance for credit losses - PCD Loans	0	0
Charge-offs	(17,180)	(27,731)
Recoveries	35,480	10,842
Ending balance	151,928	225,323
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	4,913	678
Impact of adopting CECL		1,158
Provision for credit losses (benefit)	(3,162)	3,077
Balance at end of period	1,751	4,913
Puerto Rico | Leasing
Financing Receivable, Allowance for Credit Losses
Beginning balance	16,863	10,768
Impact of adopting CECL		(713)
Provision for credit losses (benefit)	2,094	14,172
Initial allowance for credit losses - PCD Loans	0	0
Charge-offs	(4,637)	(10,447)
Recoveries	3,258	3,083
Ending balance	17,578	16,863
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	0	0
Impact of adopting CECL		0
Provision for credit losses (benefit)	0	0
Balance at end of period	0	0
Puerto Rico | Consumer
Financing Receivable, Allowance for Credit Losses
Beginning balance	297,136	173,965
Impact of adopting CECL		122,492
Provision for credit losses (benefit)	19,800	134,391
Initial allowance for credit losses - PCD Loans	0	0
Charge-offs	(78,047)	(170,023)
Recoveries	45,840	36,311
Ending balance	284,729	297,136
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	0	7,467
Impact of adopting CECL		(7,467)
Provision for credit losses (benefit)	0	0
Balance at end of period	0	0
Popular U.S.
Financing Receivable, Allowance for Credit Losses
Beginning balance	156,500	45,057
Impact of adopting CECL		44,739
Provision for credit losses (benefit)	(54,327)	76,471
Charge-offs	(11,037)	(21,050)
Recoveries	10,068	11,283
Ending balance	101,204	156,500
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	6,328	278
Impact of adopting CECL		1,034
Provision for credit losses (benefit)	(2,570)	5,016
Balance at end of period	3,758	6,328
Popular U.S. | Construction
Financing Receivable, Allowance for Credit Losses
Beginning balance	9,366	4,266
Impact of adopting CECL		(3,038)
Provision for credit losses (benefit)	(4,764)	8,427
Charge-offs	(523)	(1,509)
Recoveries	643	1,220
Ending balance	4,722	9,366
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	4,469	125
Impact of adopting CECL		582
Provision for credit losses (benefit)	(2,132)	3,762
Balance at end of period	2,337	4,469
Popular U.S. | Mortgages
Financing Receivable, Allowance for Credit Losses
Beginning balance	20,159	4,827
Impact of adopting CECL		10,431
Provision for credit losses (benefit)	(3,949)	4,891
Charge-offs	(605)	(59)
Recoveries	587	69
Ending balance	16,192	20,159
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	0	0
Impact of adopting CECL		0
Provision for credit losses (benefit)	0	0
Balance at end of period	0	0
Popular U.S. | Commercial
Financing Receivable, Allowance for Credit Losses
Beginning balance	108,057	16,557
Impact of adopting CECL		29,537
Provision for credit losses (benefit)	(45,427)	59,748
Charge-offs	(1,177)	(2,078)
Recoveries	2,424	4,293
Ending balance	63,877	108,057
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	1,753	152
Impact of adopting CECL		453
Provision for credit losses (benefit)	(369)	1,148
Balance at end of period	1,384	1,753
Popular U.S. | Consumer
Financing Receivable, Allowance for Credit Losses
Beginning balance	18,918	19,407
Impact of adopting CECL		7,809
Provision for credit losses (benefit)	(187)	3,405
Charge-offs	(8,732)	(17,404)
Recoveries	6,414	5,701
Ending balance	16,413	18,918
Off Balance Sheet Credit Loss Liability [Rollforward]
Balance at beginning of period	106	1
Impact of adopting CECL		(1)
Provision for credit losses (benefit)	(69)	106
Balance at end of period	$ 37	$ 106